Cover	3 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	Standard Lithium Ltd
Entity Central Index Key	0001537137
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Amendment Flag	false